SEGMENT INFORMATION AND REVENUE ANALYSIS (Gross Revenues by Products and Services) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Product revenue from continuing operations	$ 790	$ 618	$ 248
Service revenue from continuing operations	5,411	3,622	1,674
Revenue from continuing operations	6,201	4,240	1,922
Head-end system integration [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue from continuing operations	1,846	708	527
Head-end system development [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue from continuing operations	1,224	895	735
Cloud platform operations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue from continuing operations	$ 2,341	$ 2,019	$ 412